AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 27, 2006
                           1933 Act File No. 33-52850
                           1940 Act File No. 811-07242
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

                           Pre-Effective Amendment No.     [  ]

                           Post-Effective Amendment No.    [20]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                           Amendment No.                   [22]

                        (Check appropriate box or boxes)

                                THE CUTLER TRUST
               (Exact Name of Registrant as Specified in Charter)
                                  3555 Lear Way
                              Medford, Oregon 97504

       Registrant's Telephone Number, including Area Code: (513) 587-3400

                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/   /  immediately  upon filing  pursuant to paragraph (b)
/ X /  on November 1, 2006 pursuant to paragraph (b)
/   /  60 days after filing pursuant to paragraph  (a)(1)
/   /  on (date) pursuant to paragraph (a)(1)
/   /  75 days after filing pursuant to paragraph (a)(2)
/   /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/   /  This post-effective amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                          [GRAPHIC OMITTED]       THE
                                                 CUTLER
                                                 TRUST



                               CUTLER EQUITY FUND


                        THE FUND SEEKS CURRENT INCOME AND
                        LONG-TERM CAPITAL APPRECIATION.

            THE CUTLER EQUITY FUND IS A NO-LOAD FUND. SHARES OF THE FUND ARE OFFERED TO INVESTORS WITHOUT ANY SALES CHARGES.


                                   PROSPECTUS

                                NOVEMBER 1, 2006





           THE CUTLER TRUST                        INVESTMENT ADVISER
            P.O. Box 46707                   Cutler Investment Counsel, LLC
     Cincinnati, Ohio 45246-0707                      3555 Lear Way
            (888) CUTLER4                         Medford, Oregon 97504
            (888) 288-5374                           (541) 770-9000
                                                     (800) 228-8537

                                    WEBSITE:
                                 www.cutler.com


     The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



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TABLE OF CONTENTS
================================================================================

                                                                            Page

Risk/Return Summary .......................................................    3

   Investment Goal ........................................................    3

   Principal Investment Strategies ........................................    3

   Principal Risks of Investing in the Fund ...............................    4

   Who May Want to Invest in the Fund .....................................    5

Performance ...............................................................    6

Fees and Expenses .........................................................    8

Management ................................................................    9

Your Account ..............................................................   11

   How to Contact the Fund ................................................   11

   General Information ....................................................   11

   Buying Shares ..........................................................   13

   Investment Procedures ..................................................   15

   Selling Shares .........................................................   16

   Frequent Purchases and Redemptions of Fund Shares ......................   19

Other Information .........................................................   20

   Distributions ..........................................................   20

   Taxes ..................................................................   20

   Organization ...........................................................   21

Financial Highlights ......................................................   22

Customer Privacy Policy ...................................................   23

For More Information ..............................................   back cover


2
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RISK/RETURN SUMMARY
================================================================================
INVESTMENT GOAL

The investment goal of the Cutler Equity Fund (the "Fund"), as managed by its investment adviser, Cutler Investment Counsel, LLC (the "Adviser"), is current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to meet its investment objective, the Fund expects that under normal conditions at least 80% of its assets will be invested in a diversified portfolio of common stocks according to the Adviser's investment style. For purposes of this policy, "assets" shall mean net assets plus the amount of any borrowings for investment purposes. The Fund will provide the Fund's shareholders with at least 60 days prior notice of any change by the Board of Trustees in this investment policy. The Adviser chooses investments in common stocks based on its judgment of fundamental value, which emphasizes stocks that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable companies. Factors deemed particularly relevant in determining fundamental value include:

o    earnings
o    dividend and market price histories
o    balance sheet characteristics
o    perceived management skills

Changes in economic and political outlooks, as well as corporate developments affecting individual companies, can influence specific security prices. The Adviser chooses investments in stocks of companies that have a market value of at least $1 billion and, in the Adviser's opinion, have institutional ownership that is sufficiently broad to provide adequate liquidity suitable to the Fund's holdings.

The Adviser uses both "top-down" and "bottom-up" approaches, and investment selections are made using a rigorous fundamental approach. Top-down research involves the study of economic trends in the domestic and global economy, such as the fluctuation in interest or unemployment rates. These factors help to identify industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return for the foreseeable future. Particular attention is paid to a company's ability to pay or increase its current dividend.


                                                                               3
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The Adviser will sell securities for any one of three possible reasons:

o When another company is found by the Adviser to have a higher current dividend yield or better potential for capital appreciation and dividend growth.

o If the industry moves in an unforeseen direction that negatively impacts the positioning of a particular investment or if the company's strategy, execution or industry positioning itself deteriorates. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.

o If the Adviser believes that a company's management is not acting in a forthright manner.

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash or prime cash equivalents. As a result, the Fund may be unable to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is no assurance that the Fund will achieve its investment objective. The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for the Fund could fall out of favor with the market.

It is not the Fund's intent to engage in active and frequent trading of its portfolio securities based upon price movements alone. This type of trading could increase the amount of capital gains realized by the Fund and the Fund's transaction costs. The Fund may hold cash or cash equivalents such as high quality, short-term money market instruments pending investment to retain flexibility in meeting redemptions and paying expenses.

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In summary,  you could lose money on your  investment  in the Fund,  or the Fund could  underperform  other  investments,  if any of the following  occurs:

o    The stock market goes down

o    The stock market undervalues the stocks in the Fund's portfolio

o    The Adviser's judgment as to the value of a stock proves to be mistaken

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

o    You seek current income and long-term increases in current income

o You are willing to tolerate significant changes in the value of your investment

o    You are pursuing a long-term goal of capital appreciation

o    You are  willing  to  accept  higher  short-term  risk

The Fund may not be appropriate for you if:

o You want an investment that pursues market trends or focuses only on particular sectors or industries

o    You need  stability of  principal

o    You are pursuing a short-term goal or investing emergency reserves









                                                                               5
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PERFORMANCE
================================================================================
The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance from year to year for the last ten calendar years, and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.


How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


[GRAPHIC OMITTED]









16.89%  33.25%  17.97%  3.28%  8.66%  -3.19%  -22.60%  24.67%  7.34%  3.46%
------  ------  ------  -----  -----  ------  -------  ------  -----  -----
1996    1997    1998    1999   2000   2001    2002     2003    2004   2005

The Fund's 2006 year-to-date total return through September 30, 2006 is 10.35%.

During the periods shown in the bar chart, the highest quarterly return was 16.27% during the quarter ended June 30, 1997 and the lowest quarterly return was -21.75% during the quarter ended September 30, 2002.


The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.









6
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AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED
DECEMBER 31, 2005

The table below shows how the Fund's average annual total returns compare with those of the Standard & Poor's 500 Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                           1 Year   5 Years   10 Years
--------------------------------------------------------------------------------
CUTLER EQUITY FUND
   Return Before Taxes                     3.46%     0.74%      7.90%
   Return After Taxes on Distributions     3.21%     0.34%      5.66%
   Return After Taxes on Distributions
     and Sale of Fund Shares               2.57%     0.44%      6.00%
--------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX
   (reflects no deduction for fees,
   expenses or taxes)                      4.91%     0.54%      9.07%
--------------------------------------------------------------------------------
The Fund is managed pursuant to an equity income strategy. The Adviser and the Board of Trustees believe the S&P 500 Index is the most appropriate index for the Fund due to its focus on large capitalization securities, broad index membership, and the representation of multiple security types that are used in the management of the Fund.






                                                                               7
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FEES AND EXPENSES
================================================================================
The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases ....................   None
Deferred Sales Charge (Load) ................................   None
Sales Charge (Load) Imposed on Reinvested Distributions .....   None
Redemption Fee ..............................................   None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
Management Fees .............................................  0.75%
Shareholder Servicing Fees ..................................  0.00%(2)
Other Expenses ..............................................  0.51%
                                                              ------
Total Annual Fund Operating Expenses ........................  1.26%
                                                              ======

(1) Based on amounts incurred during the Fund's fiscal year ended June 30, 2006 stated as a percentage of average net assets.

(2) The Fund may incur shareholder servicing fees in an amount not exceeding 0.25% per annum.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year    3 Years    5 Years    10 Years
                   ------    -------    -------    --------
                   $ 128      $ 400     $ 692      $ 1,523


8
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MANAGEMENT
================================================================================
The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of The Cutler Trust. The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the executive officers of The Cutler Trust, may be found in the Statement of Additional Information (the "SAI").

THE ADVISER

Cutler Investment Counsel, LLC (the "Adviser"), 3555 Lear Way, Medford, Oregon 97504, currently serves as investment adviser to the Fund. Prior to October, 2003, the Fund's investment adviser was Cutler & Company, LLC (subsequently known as Table Rock Asset Management, LLC), an affiliate of the Adviser. The Adviser makes investment decisions for the Fund subject to the general oversight of the Board. The Adviser receives an advisory fee at an annual rate of .75% of the average daily net assets of the Fund.

The Adviser and its affiliated companies have provided investment management services since 1977. As of September 30, 2006, the Adviser had more than $140 million of assets under management.

A discussion regarding the factors considered by the Board of Trustees in the approval of the Fund's investment advisory agreement with the Adviser, including its conclusions with respect thereto, is available in the Trust's semi-annual report for the period ended December 31, 2005.

PORTFOLIO MANAGERS

The portfolio managers of the Fund are responsible for the day-to-day investment policy, portfolio management and investment research for the Fund. Matthew Patten is responsible for the macro-economic analysis of the Fund, reviewing sector allocations and industry weightings within the portfolio. Erich Patten analyzes which specific securities should be purchased or sold by the Fund and then reviews these specific securities with Matthew Patten to determine if they are consistent with his macro-economic analysis of the Fund. While Erich Patten executes the timing of all purchase and sell orders, no securities are bought or sold by Erich Patten without the concurrence of Matthew Patten. The business experience and educational backgrounds of Matthew and Erich Patten are described below. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership of shares of the Fund.

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MR.  MATTHEW C.  PATTEN,  Co-Portfolio  Manager for the Fund,  received his B.S.
degree from Boston College in Economics and Environmental Geo-Science. He was awarded his MBA from the University of Chicago. Mr. Patten has been Chairman of the Board of Trustees of the Trust since September, 2006. He has been a Member, Investment Committee Member and Portfolio Manager of the Adviser since 2003 and President of the Adviser since 2004. He has been President, Portfolio Manager and Member of Cutler Venture Partners, LLC, a private equity firm and affiliate of the Adviser, since 2004. Mr. Patten served as Chief Operating Officer and Portfolio Manager of Cutler Asia, LLC, a private equity firm affiliated with the Adviser, from 2000 to 2005. Mr. Patten was a Portfolio Manager with Table Rock Asset Management, LLC from 2000 to 2004 and an Investment Committee Member of the firm from 2002 to 2004.

MR. ERICH M. PATTEN, Co-Portfolio Manager for the Fund, received his B.S. in Economics, Wharton School, University of Pennsylvania. He received his Masters degree in Public Policy from the Harris School, University of Chicago. Prior to joining the Adviser (1998 - 2003), Mr. Patten worked as an Investment Performance Specialist from time to time for Ashland Partners, LLP, a firm specializing in performance measurement and compliance. During this period he also worked as an Intern for the U.S. Environmental Protection Agency. Mr. Patten has been a Member, Investment Committee Member, Portfolio Manager and Corporate Secretary of the Adviser since 2003. Mr. Patten has been a Member of Cutler Venture Partners, LLC since 2003. He was also an Investment Committee Member and Portfolio Manager of Table Rock Asset Management, LLC from 2003 until 2004.


OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC ("Ultimus"), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. US Bank, N.A. provides custody services to the Fund.

Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter of the Fund, acts as the Fund's representative in connection with the offering of Fund shares. The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with Ultimus but is not affiliated with the Adviser nor its affiliated companies.


10
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SHAREHOLDER SERVICES PLAN

The Trust has adopted a Shareholder Services Plan permitting the Trust to compensate broker-dealers and financial institutions for providing distribution or shareholder services. The maximum amount that may be incurred under the Shareholder Services Plan is .25% per annum of the Fund's average daily net assets.

FUND EXPENSES

The Adviser may waive all or any portion of its fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT
================================================================================
HOW TO CONTACT THE FUND

WRITE TO US AT:
    The Cutler Trust
    c/o Ultimus Fund Solutions, LLC
    P.O. Box 46707
    Cincinnati, Ohio 45246-0707
OVERNIGHT ADDRESS:
    The Cutler Trust
    c/o Ultimus Fund Solutions, LLC
    225 Pictoria Drive, Suite 450
    Cincinnati, Ohio 45246
TELEPHONE US TOLL-FREE AT:
    (888) CUTLER4
    (888) 288-5374
WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
    US Bank
    ABA #042000013
    For Credit to:  Cutler Equity Fund
    Account #130107147717
    For further Credit to:
    [Shareholder's name and account #]

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Fund. The Fund purchases or sells shares at the net asset value per share, or NAV, next calculated after the transfer agent receives your request in proper form. If the Fund's transfer agent (the "Transfer Agent") receives your purchase request in proper form on a business day prior to 4:00 p.m., Eastern time, your transaction

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will be priced at that day's NAV. If the Transfer  Agent  receives your purchase request after 4:00 p.m., your transaction will be priced at the next business day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund may temporarily suspend the offering of shares during unusual market conditions or discontinue any shareholder service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which the NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early.

The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the total number of shares outstanding. To the extent any assets of the Fund are invested in other open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund's net asset value with respect to those assets is calculated based upon the net asset values of the registered open-end management investment companies in which it invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Fund values securities for which market quotations are readily available at current market value. The Fund values securities at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV (for example, if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation). When fair value pricing is employed, the prices of the securities used by the Fund to calculate its NAV may differ from quoted or published prices of the same securities.


12
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TRANSACTIONS  THROUGH  THIRD  PARTIES  If you  invest  through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The Adviser may compensate certain financial institutions or broker-dealers in connection with the sale or expected sale of Fund shares. Consult a representative of your financial institution or retirement plan for further information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. When you open an account, the Fund will ask for your name, address, date of birth, and other information that will allow the Fund to identify you. The Fund may also ask to see your driver's license or other identifying documents. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authorities. Closed accounts will be valued at the close of the New York Stock Exchange on the day the account is closed, and redemption proceeds may be worth more or less than the original investment. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds and in some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or bank wire. All checks must be payable in U.S. dollars and drawn on a U.S. financial institution. The Fund does not accept cash, drafts, third party checks, "starter" checks, traveler checks, credit card checks, post-dated checks, money orders, or cashier's checks of less than $10,000.

CHECKS The check must be made payable on its face to the "Cutler Equity Fund." No other method of check payment is acceptable. By sending your check to us, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day we receive your payment in the amount of your check; no additional amount will

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be added to the total. The transaction will appear on your bank statement.  Your original check will be destroyed once processed, and you will not receive your cancelled check back. If we cannot post the transaction electronically, you authorize us to present an image copy of your check for payment.


ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

BANK WIRES Instruct your financial institution with whom you have an account to make a Federal funds wire payment to the Fund. Your financial institution may charge you a fee for this service.

MINIMUM  INVESTMENTS The Fund accepts payments in the following minimum amounts:

                                          Minimum Initial     Minimum Additional
                                            Investment            Investment
--------------------------------------------------------------------------------
Standard Account                            $ 25,000                 None
Traditional and Roth IRA Accounts           $  2,000                 None
Accounts with Systematic
  Investment Plans                          $ 25,000                $ 100

The Adviser may, at its discretion, waive the above investment minimums.

ACCOUNT REQUIREMENTS
-----------------------------------------------------------------------------------------------------------
               TYPE OF ACCOUNT                                           REQUIREMENTS
-----------------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT              o  Instructions must be signed by all persons
ACCOUNTS                                                  exactly as their names appear on the account
Individual accounts are owned by one person,
as are sole proprietorship accounts.  Joint
accounts have two or more owners (tenants)
-----------------------------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)             o  Depending on state laws, you can set up a
These custodial accounts provide a way to give            custodial account under the UGMA or the
money to a child and obtain tax benefits                  UTMA
                                                       o  The custodian must sign instructions in a
                                                          manner indicating custodial capacity
-----------------------------------------------------------------------------------------------------------
BUSINESS ENTITIES                                      o  Submit a secretary's (or similar) certificate
                                                          covering incumbency and authority
-----------------------------------------------------------------------------------------------------------
TRUSTS                                                 o  The trust must be established before an
                                                          account can be opened
                                                       o  Provide the first and signature pages from
                                                          the trust document identifying the trustees
-----------------------------------------------------------------------------------------------------------


14

-----------------------------------------------------------------------------------------------------------
INVESTMENT PROCEDURES
-----------------------------------------------------------------------------------------------------------
             HOW TO OPEN AN ACCOUNT                               HOW TO ADD TO YOUR ACCOUNT
-----------------------------------------------------------------------------------------------------------
BY CHECK                                               BY CHECK
o  Call or write us for an account application         o  Fill out an investment slip from a confirmation
o  Complete the application (and other required           or write us a letter
   documents)                                          o  Write your account number on your check
o  Mail us your application (and other required        o  Mail us the slip (or your letter) and a check
   documents) and a check
-----------------------------------------------------------------------------------------------------------
BY WIRE                                                BY WIRE
o  Call or write us for an account application         o  Call to notify us of your incoming wire
o  Complete the application (and other required        o  Instruct your financial institution to wire
   documents)                                             your money to us
o  Call us to fax the completed application (and     ------------------------------------------------------
   other required documents) and we will assign        BY SYSTEMATIC INVESTMENT
   you an account number                               o  Complete the Systematic Investment section of
o  Mail us your application (and other required           the application
   documents)                                          o  Attach a voided check to your application
o  Instruct your financial institution to wire your    o  Mail us the completed application and the
   money to us                                            voided check
                                                       o  We will electronically debit the purchase
                                                          amount from the financial institution account
                                                          identified in your account application
-----------------------------------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your account at your designated financial institution by Automated Clearing House ("ACH") payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading as described in "Frequent Purchases and Redemptions of Fund Shares" below.

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or redemption due to nonpayment.

--------------------------------------------------------------------------------
SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds within seven days after receipt by the
Transfer  Agent  of  a  redemption   request  in  proper  form.   Under  unusual
circumstances, as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to Federal funds, which could take up to 15 calendar days.


                                  HOW TO SELL SHARES FROM YOUR ACCOUNT
-----------------------------------------------------------------------------------------------------------
BY MAIL                                                BY TELEPHONE
o  Prepare a written request including:                o  Call us with your request (unless you declined
   o  Your name(s) and signature(s)                       telephone authorization privileges on your
   o  Your account number                                 account application)
   o  The Fund name                                    o  Provide the following information:
   o  The dollar amount or number of shares               o  Your account number
      you want to sell                                    o  Exact name(s) in which the account is
   o  How and where to send your proceeds                    registered
o  Obtain a signature guarantee (if required)             o  Additional forms of identification
o  Obtain other documentation (if required)            o  Redemption proceeds will be:
o  Mail us your request and documentation                 o  Mailed to you or
                                                          o  Wired to you (unless you declined wire
                                                             redemption privileges on your account
                                                             application) (See "By Wire")
-----------------------------------------------------------------------------------------------------------
BY WIRE                                                THROUGH BROKER OR FINANCIAL INSTITUTIONS
o  Wire redemptions are only available if your         o  Contact your broker or financial institution
   redemption is for $10,000 or more and you did       o  Request must be in proper form
   not decline wire redemption privileges on your      o  Third party may charge you additional
   account application                                    transaction/redemption fees
o  Call us with your request (unless you declined
   telephone redemption privileges on your
   account application) (See "By Telephone") or
o  Mail us your request (See "By Mail")
-----------------------------------------------------------------------------------------------------------
SYSTEMATICALLY
o  Complete the systematic withdrawal section of
   the application
o  Attach a voided check to your application
o  Mail us your completed application
o  Redemption proceeds will be electronically
   credited to your account at the financial
   institution identified on your account
   application
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REDEMPTIONS BY MAIL You may redeem shares by mailing a written request to The Cutler Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered and may require a signature guarantee as discussed below.

WIRE REDEMPTION PRIVILEGES You may redeem Fund shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is $10,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem Fund shares having a value of $25,000 or less by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $10,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described below.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such an event should occur, redemption by mail should be considered.

SYSTEMATIC WITHDRAWALS If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $100.

--------------------------------------------------------------------------------
THROUGH YOUR BROKER OR FINANCIAL INSTITUTION You may also redeem shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain requests require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You will need to have your signature guaranteed in certain situations, such as:

o    If the shares  redeemed  over any 30-day  period  have a value of more than
     $25,000

o    If you are changing a shareholder's name of record

o If the payment of the proceeds of a redemption of any amount are to be sent to any person, address or bank account not on record

o If the redemption of any amount is to occur where the name(s) or the address on your account has changed within the previous 30 days

o If you are transferring redemption proceeds to another account with a different registration (name/ownership) from yours

o If you are adding or changing ACH or wire instructions, telephone redemption options, or any other election in connection with your account.

The Fund will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in the STAMP Medallion signature guarantee program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Members of STAMP are subject to dollar limitation which must be considered when requesting their guarantee. The Fund may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Fund and its Transfer Agent reserve the right to require signature guarantees on all redemptions. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

--------------------------------------------------------------------------------
Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.


MINIMUM ACCOUNT BALANCE If the value of your Fund account falls below $10,000 (not including IRAs), the Fund may ask you to increase your balance. If the account value is still below $10,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $10,000 solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

RETIREMENT ACCOUNTS The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisor. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Fund has been designed as a long-term investment and not as a frequent or short-term trading ("market timing") option. The Fund discourages frequent purchases and redemptions. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund's policies. The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity. These actions, in the Board's opinion, should help reduce the risk of abusive trading in the Fund. In addition, the Fund also reserves the right to reject any purchase request that it believes to be market timing or potentially disruptive in

--------------------------------------------------------------------------------
nature. The Fund may also modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus.

The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Adviser to implement the Fund's investment strategies. In addition to being disruptive, the risks to the Fund presented by market timing are higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease a Fund's ability to maximize investment return; and potentially diluting the value of the Fund's shares. These risks can have an adverse affect on the Fund's performance.

The Fund relies on intermediaries to help enforce its market timing policies. For example, intermediaries must determine when frequent redemptions occur. The Fund reserves the right to reject an order placed from an omnibus account. Although the Fund has taken these steps to discourage frequent purchases and redemptions of shares, the Fund cannot guarantee that such trading will not occur.


OTHER INFORMATION
================================================================================

DISTRIBUTIONS

The Fund declares dividends from net investment income and pays those dividends quarterly. Any capital gains realized by the Fund will be distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested in additional shares. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes.

--------------------------------------------------------------------------------
A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15%. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

Distributions of capital gains and net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale.

The Fund may be required to withhold U.S. Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number, to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail a statement to you annually containing information about the income tax status of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

ORGANIZATION

The Cutler Trust is a Delaware statutory trust registered with the U.S. Securities and Exchange Commission as an open-end management investment company, or mutual fund. The Fund is the only series of The Cutler Trust. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. Shareholders of the Fund are entitled to vote at shareholders' meetings for such things as approval of an advisory agreement.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
================================================================================
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available without charge upon request.


Per Share Data for a Share Outstanding Throughout Each Year
------------------------------------------------------------------------------------------------------------------------
                                                                          YEARS ENDED JUNE 30,
                                              --------------------------------------------------------------------------
                                                 2006           2005           2004           2003             2002
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $     9.75     $     9.38     $     8.29     $     8.85       $    10.38
                                              ----------     ----------     ----------     ----------       ----------

Income (loss) from investment operations:
  Net investment income ...................         0.15           0.17           0.18           0.13             0.08
  Net realized and unrealized gains
    (losses) on investments ...............         0.71           0.37           1.09          (0.56)(a)        (1.53)
                                              ----------     ----------     ----------     ----------       ----------
Total from investment operations ..........         0.86           0.54           1.27          (0.43)           (1.45)
                                              ----------     ----------     ----------     ----------       ----------

Less distributions from:
  Net investment income ...................        (0.15)         (0.17)         (0.18)         (0.13)           (0.08)
  Net realized gains ......................           --             --             --             --               --
                                              ----------     ----------     ----------     ----------       ----------
Total distributions .......................        (0.15)         (0.17)         (0.18)         (0.13)           (0.08)
                                              ----------     ----------     ----------     ----------       ----------

Net asset value at end of period ..........   $    10.46     $     9.75     $     9.38     $     8.29       $     8.85
                                              ==========     ==========     ==========     ==========       ==========

Total return(b) ...........................        8.86%          5.77%         15.39%         (4.75%)         (14.07%)
                                              ==========     ==========     ==========     ==========       ==========

Net assets at the end of year (000's) .....   $   38,083     $   40,107     $   41,233     $   41,250       $   22,963
                                              ==========     ==========     ==========     ==========       ==========

Ratios/supplementary data:
Ratio of net expenses to average net assets        1.26%          1.30%          1.25%          1.25%            1.25%

Ratio of gross expenses to
  average net assets(c) ...................        1.26%          1.43%          1.43%          1.79%            1.50%

Ratio of net investment income
  to average net assets ...................        1.44%          1.77%          1.95%          1.65%            0.76%

Portfolio turnover rate ...................          21%            14%            14%            61%              46%

(a) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or expense reimbursements by the Fund's investment adviser.

--------------------------------------------------------------------------------
CUSTOMER PRIVACY POLICY
================================================================================
Protecting your privacy is at the core of our business. You trust us with your financial and other personal information; we in turn are committed to respect your privacy and safeguard that information. By adhering to the practices described below we affirm our continuing commitment to protecting your privacy.

COLLECTION AND USE OF SHAREHOLDER INFORMATION The Cutler Trust and its distributor ("we", "our" or "us") collect only relevant information about Fund shareholders ("you" or "your") that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and other personal information about you from the following sources:

o    Information you provide on applications or other forms

o Information derived from your transactions with us, our affiliates or others

KEEPING INFORMATION SECURE We maintain physical, electronic and procedural safeguards and procedures to protect your financial and other personal information, and we continually assess new technology with the aim of adding these safeguards to those we have in place.

LIMITING EMPLOYEE ACCESS TO INFORMATION We limit access to personally identifiable information to only those employees with a business reason to know such information. We train all employees to respect customer privacy and to recognize the importance of confidentiality. Those who violate our privacy pledge are subject to disciplinary action.

ACCURACY OF INFORMATION We strive to keep our records of your information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.

USE OF PERSONAL AND FINANCIAL INFORMATION BY US AND THIRD PARTIES Any information about you may be shared with our affiliates and with third parties who provide services for your account. This includes:

o Information you provide on applications or other forms (for example, your name, address, social security number, and birthdate)

o Information derived from your transactions with us, our affiliates or others (for example, transaction amount, account balance and account number)

Affiliates of the distributor that receive this information include the companies that provide transfer agent, technology and administrative services. The investment adviser is an affiliate of The Cutler Trust. We make disclosures to non-affiliated third parties only to the extent permitted by law. These affiliated and non-affiliated companies may also receive information about former customers.

MAINTAINING CUSTOMER PRIVACY IN BUSINESS RELATIONSHIPS We do not share customer information with anyone who does not agree to keep such information confidential. If you believe we have shared your information inappropriately, please contact us or your investment professional.

This is our policy as of November 1, 2006. This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time. IF YOU HAVE ANY QUESTIONS ABOUT THE CONFIDENTIALITY OF YOUR CUSTOMER INFORMATION, PLEASE CALL 1-888-288-5374 TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR MORE INFORMATION
================================================================================

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Cutler Equity Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

CONTACTING THE FUND

You can get free copies of the Fund's annual/semi-annual reports and SAI, request other information or make inquiries about the Fund by contacting your broker, or by calling or writing the Fund at:

     Ultimus Fund Solutions, LLC
     P.O. Box 46707
     Cincinnati, Ohio 45246-0707
     (888) CUTLER4
     (888) 288-5374

The Fund's Prospectus, SAI and annual/semi-annual reports are also available on the Fund's website at www.cutler.com


SECURITIES AND EXCHANGE COMMISSION INFORMATION

You can also review the Fund's annual/semi-annual reports, SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or by writing to:

     Public Reference Room
     Securities and Exchange Commission
     Washington, D.C. 20549-0102
     E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and SAI, are available on the SEC's website at www.sec.gov.

Investment Company Act File No. 811-07242

                                          STATEMENT OF ADDITIONAL INFORMATION
                                          ===================================

                                          November 1, 2006





[GRAPHIC OMITTED]

CUTLER






FUND INFORMATION:

The Cutler Trust
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450             CUTLER EQUITY FUND
Cincinnati, Ohio 45246
(888) CUTLER4
http://www.cutler.com

INVESTMENT ADVISER:

Cutler Investment Counsel, LLC
3555 Lear Way
Medford, Oregon 97504
(541) 770-9000
(800) 228-8537

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

The Cutler Trust
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Toll free (888) CUTLER4


     This Statement of Additional Information, or SAI, supplements the Prospectus dated November 1, 2006, as may be amended from time to time, offering shares of Cutler Equity Fund, the sole series of The Cutler Trust (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. The Prospectus may be obtained by an investor without charge by contacting Ultimus Fund Solutions, LLC at the address or telephone number listed above.


     Financial statements for the Fund for the fiscal year ended June 30, 2006 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Ultimus Fund Solutions, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
================================================================================

Glossary ...................................................................  2

Investment Policies and Risks...............................................  3

Investment Limitations .....................................................  5

Management..................................................................  7

Portfolio Transactions...................................................... 13

Policy Regarding Selective Disclosure of Portfolio Holdings................. 15

Additional Purchase and Redemption Information.............................. 16

Taxation.................................................................... 18

Other Matters............................................................... 22

Appendix A: Description of Securities Ratings.............................. A-1

Appendix B:  Proxy Voting Policies and Procedures.......................... B-1

GLOSSARY
================================================================================

"Administrator" means Ultimus Fund Solutions, LLC, the Trust's administrator.

"Adviser" means Cutler Investment Counsel, LLC, the Fund's investment adviser.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended, the rules promulgated therewith, IRS interpretations and any private letter ruling or similar ruling upon which the Fund may rely.

"Custodian" means US Bank, N.A, the Trust's custodian.

"Distributor" means Ultimus Fund Distributors, LLC, the Trust's principal underwriter.

"Fitch" means Fitch Ratings.

"Fund" means Cutler Equity Fund.

"Independent Trustee" means a Trustee who is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service, Inc.

"NAV" means net asset value.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation.

"Transfer Agent" means Ultimus Fund Solutions, LLC.

"Trust" means The Cutler Trust.

"1933 Act" means the Securities Act of 1933, as amended, the rules promulgated thereunder, and any interpretations of or exemptive letters related thereto, upon which the Fund may rely.

"1940 Act" means the Investment Company Act of 1940, as amended, the rules promulgated thereunder, and any interpretations of or exemptive letters related thereto, upon which the Fund may rely.

INVESTMENT POLICIES AND RISKS
================================================================================

The following discussion supplements the disclosure in the Prospectus about the Fund's investment techniques, strategies and risks. The Fund is designed for investment of that portion of an investor's assets that can appropriately bear the special risks associated with certain types of investments (e.g., investments in equity securities). Under normal conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of common stocks judged by the Adviser to have favorable value to price characteristics.

FIXED INCOME SECURITIES

The Fund may invest a portion of its assets in fixed income securities. The Fund's investments in fixed income securities are subject to credit risks relating to the financial condition of the issuers of the securities that the Fund holds. To the extent that the Fund invests in fixed income securities, the Fund will invest primarily in "investment grade" securities. "Investment grade" means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stocks are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 ("P-2") in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. The Fund may retain a security whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to a security whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P, Fitch and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by Moody's, S&P and Fitch is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issuer of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund (neither event requiring the sale of such security by the Fund), the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. When the Fund assumes a temporary defensive position it may not achieve its investment objective. Prime quality instruments are those instruments that are rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government securities, interest-bearing savings deposits and certificates of deposit of domestic commercial banks and money market mutual funds. The Fund will only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Investment in convertible securities generally entails less risk than investment in an issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

The value of a convertible security is a function of its "investment value" and its "conversion value." The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

FOREIGN ISSUERS

The Fund may invest in securities of foreign issuers. The Trust considers "foreign issuers" to be those issuers whose securities are traded only on foreign markets. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than domestic securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

BANK DEBT INSTRUMENTS

Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

These bank debt instruments are generally not insured by the Federal Deposit Insurance Corporation or any other government agency, except that certificates of deposit may be insured for up to $100,000. The profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. New government regulations, a downturn in general economic conditions or exposure to credit losses arising from possible financial difficulties of borrowers may impact the value of bank debt instruments.

INVESTMENT COMPANY SECURITIES

The Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies, but may neither invest more than 5% of its total assets in the securities of any one investment company nor acquire more than 3% of the voting securities of any other investment company. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management fees and other expenses paid by the Fund. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.


INVESTMENT LIMITATIONS
================================================================================


Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of the Fund's assets or a change in status of a security or purchases and redemptions of Fund shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a non-fundamental policy of the Fund without shareholder approval.

FUNDAMENTAL LIMITATIONS

The Fund's investment objective is considered fundamental. In addition, the Fund has adopted the following investment limitations, which are fundamental policies of the Fund. The Fund may not:

     o    DIVERSIFICATION

          With respect to 75% of its assets, purchase a security other than an obligation issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government Securities") if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

     o    CONCENTRATION

          Purchase a security other than a U.S. Government Security if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

     o    UNDERWRITING ACTIVITIES

          Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

     o    PURCHASES AND SALES OF REAL ESTATE

          Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     o PURCHASES AND SALES OF COMMODITIES AND OPTIONS; BORROWING; MARGIN PURCHASES AND SHORT SALES

          Purchase or sell physical commodities or contracts relating to physical commodities; borrow money; purchase or write options or invest in futures contracts; or purchase securities on margin or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

     o    ISSUANCE OF SENIOR SECURITIES

          Issue senior securities except as appropriate to evidence indebtedness that the Fund may be permitted to incur, and provided that the Fund may issue shares of additional series or classes that the Board may establish.

     o    REPURCHASE AGREEMENTS, MAKING LOANS

          Enter into repurchase agreements, lend securities or otherwise make loans; except through the purchase of debt securities that may be purchased by the Fund.

NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

     o    Invest   in   securities   (other   than   fully-collateralized   debt
          obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest) if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

     o Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Fund may invest in securities issued by companies engaged in such activities.

     o Acquire securities that are not readily marketable ("illiquid") or are subject to restrictions on the sale of such securities to the public without registration under the Securities Act of 1933.

     o Under normal conditions, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of common stocks.

MANAGEMENT
================================================================================

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware. Among its duties, the Board generally meets and reviews on a quarterly basis the acts of the Fund's service providers. The Trustees' management of the Trust also includes a periodic review of the service providers' agreements and fees charged to the Fund. The names of the Trustees and officers of the Trust, each person's position with the Trust and length of time served, address, age and principal occupation(s) during the past five years are set forth below. For each Trustee, information concerning the number of portfolios overseen by the Trustee and other directorships/trusteeships held by the Trustee have also been included. Interested and Independent Trustees have been identified.


------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                       IN FUND        OTHER
NAME,                     POSITION    LENGTH OF        PRINCIPAL OCCUPATION(S)         COMPLEX     DIRECTORSHIPS
DATE OF BIRTH AND         WITH THE      TIME         DURING THE PAST FIVE YEARS        OVERSEEN        HELD
ADDRESS                    TRUST      SERVED(1)                                       BY TRUSTEE    BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Matthew C. Patten(2)(3)   Chairman,     March     Treasurer since 2004 and                 1           None
Born: December 1975        Trustee      2004-     Chairman and Trustee of the
3555 Lear Way                and       Present    Trust since September, 2006;
Medford, OR 97504         Treasurer               President since 2004 and
                                                  Investment Committee Member
                                                  and Portfolio Manager of Cutler
                                                  Investment Counsel, LLC since
                                                  2003; Portfolio Manager,
                                                  Member and President of Cutler
                                                  Venture Partners, LLC (a private
                                                  equity firm) since  2003;
                                                  Investment Committee Member
                                                  of Table Rock Management, LLC
                                                  ("Table Rock") (a registered
                                                  investment adviser) from 2002
                                                  until 2004; Portfolio Manager-
                                                  Private Equity and Public Equity
                                                  of Table Rock from 2000 until
                                                  2004; Chief Operating Officer
                                                  and Portfolio Manager of Cutler
                                                  Asia, LLC (a private equity firm)
                                                  from 2000 until 2005; Director of
                                                  The First America Asia Fund I, LP
                                                  (a private equity fund) from 1999
                                                  to 2006.

INDEPENDENT TRUSTEES
Robert B. Watts, Jr.       Trustee      March     Counsel, Northhaven Associates           1           None
Born:  December 1930                    1996 -    since 1985
1710 Lake Village Dr.                  Present
Medford, OR 97504

Robert E. Clarke           Trustee       May      Retired                                  1           None
Born:  May 1922                         2002 -
One Skyline Drive                      Present
Apt. 3407
Medford, OR 97504

--------------------------------------------------------------------------------------------------------------------
NAME,                        POSITION       LENGTH OF
DATE OF BIRTH AND            WITH THE         TIME                        PRINCIPAL OCCUPATION(S)
ADDRESS                        TRUST        SERVED(1)                    DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
OFFICERS
Erich M. Patten(3)          President         March     Investment Committee Member, Portfolio Manager and
Born:  October 1977                           2004 -    Corporate Secretary of Cutler Investment Counsel, LLC since
3555 Lear Way                                Present    2003; Member of Cutler Venture Partners, LLC (private
Medford, OR 97504                                       equity firm) since 2003; Member of Cutler Asia, LLC (a
                                                        private equity firm) from 2003 until 2005; Investment
                                                        Committee Member and Portfolio Manager of Table Rock (a
                                                        registered investment adviser) from 2003 until 2004; Intern with the U.S. Environmental Protection Agency in 2002;
                                                        Clerk with Sidley Austin Brown and Wood (a law firm) in
                                                        2001; Investment Performance Specialist with Ashland
                                                        Partners, LLP from 1998 until 2003.

Brooke C. Ashland(3)           Vice           June      Investment Committee Member and Chief Executive Officer
Born:  December 1951      President and       2002 -    of Cutler Investment Counsel, LLC since 2003; Portfolio
3555 Lear Way            Chief Compliance    Present    Manager, Member and Chief Executive Officer of Cutler
Medford, OR 97504             Officer                   Venture Partners, LLC (a private equity firm) since 2003;
                                                        Chief Executive Officer of Centricity, LLC (an investment
                                                        adviser) since 2003; General Partner of The First America
                                                        Asia Fund I, LP (a private equity fund) since 1999; Chief
                                                        Operating Officer, Chief Executive Officer and Portfolio
                                                        Manager of Cutler Asia, LLC (a private equity firm) since
                                                        1998; Chief Executive Officer and/or Chairman of the Board
                                                        of Managers for Table Rock (a registered investment adviser)
                                                        from 1995 to 2004; Chief Executive Officer and President of
                                                        Trustee Investment Services, Inc. (a Trustee education firm)
                                                        since 1991; President of Big Bear Timber, LLC (farming)
                                                        since 1989.

Carol  S. Fischer        Vice President,      1996 -    Member and Chief Operating Officer of Cutler Investment
Born:  December 1955     Asst. Secretary,    Present    Counsel, LLC since 2003; Member and Chief Operating
3555 Lear Way            and Asst.                      Officer of Table Rock (a registered investment adviser) from
Medford, OR 97504        Treasurer                      1994 to 2004; Secretary of P.S.&S., Inc. (a sales company)
                                                        since 1990.

John F. Splain              Secretary         March     Managing Director, Ultimus Fund Solutions, LLC and
Born: September  1956                         2005-     Ultimus Fund Distributors, LLC since 1999.
225 Pictoria Drive                           Present
Cincinnati, Ohio 45246

Robert G. Dorsey          Vice President      March     Managing Director of Ultimus Fund Solutions, LLC and
Born: April 1957                              2005-     Ultimus Fund Distributors, LLC since 1999.
225 Pictoria Drive                           Present
Cincinnati, Ohio 45246

(1) Each Trustee holds office until he resigns or is removed. Officers are elected annually.

(2) Matthew C. Patten is an Interested Trustee because of the positions he holds with the Adviser and its affiliates.

(3)  Matthew C. Patten and Erich M. Patten are  brothers  and the sons of Brooke
     C. Ashland.


TRUSTEE OWNERSHIP OF FUND SHARES
----------------------------------------------------------------------------------------
                                                          AGGREGATE DOLLAR RANGE OF
                                                        OWNERSHIP AS OF DECEMBER 31,
                         DOLLAR RANGE OF BENEFICIAL     2005 IN ALL FUNDS OVERSEEN BY
                            OWNERSHIP IN THE FUND       TRUSTEE IN THE SAME FAMILY OF
      TRUSTEE              AS OF DECEMBER 31, 2005          INVESTMENT COMPANIES
----------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------
Matthew C. Patten                   None                            None
----------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------
Robert B. Watts, Jr.                None                            None
----------------------------------------------------------------------------------------
Robert E. Clarke                    None                            None
----------------------------------------------------------------------------------------

OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2005, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of the Fund's investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the Fund's investment adviser or principal underwriter.


INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Robert B. Watts and Robert E. Clarke, constituting all of the Trust's Independent Trustees. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also selects the Trust's independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended June 30, 2006, the Audit Committee met twice.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Robert B. Watts and Robert E. Clarke, constituting all of the Trust's Independent Trustees. The Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee does not currently consider shareholder nominations. During the fiscal year ended June 30, 2006, the Nominating Committee did not meet.

VALUATION COMMITTEE. The Trust's Valuation Committee consists of all Trustees of the Trust. A quorum for a Committee meeting shall be a majority of Committee members. The Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. The Valuation Committee meets when necessary. During the fiscal year ended June 30, 2006, the Valuation Committee did not meet.


COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee of the Trust is paid an annual retainer fee of $10,000 for his service to the Trust. The fee is paid monthly in equal payments. The Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Patten receives no compensation (other than reimbursement for travel and related expenses) for his service as a Trustee of the Trust. No officer or employee of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings.

The following table sets forth the fees paid to each Trustee by the Trust and the Fund Complex for the fiscal year ended June 30, 2006.

------------------------------------------------------------------------------------------------
                                                                                    TOTAL
                          AGGREGATE        PENSION OR       ESTIMATED ANNUAL     COMPENSATION
                        COMPENSATION       RETIREMENT        BENEFITS UPON      FROM TRUST AND
      TRUSTEE            FROM TRUST     BENEFITS ACCRUED      RETIREMENT         FUND COMPLEX
------------------------------------------------------------------------------------------------
Matthew C. Patten(1)      $     0            $   0               $   0              $     0
------------------------------------------------------------------------------------------------
Robert B. Watts, Jr.       10,000                0                   0               10,000
------------------------------------------------------------------------------------------------
Robert E. Clarke           10,000                0                   0               10,000
------------------------------------------------------------------------------------------------

(1) Mr. Patten is an Interested Trustee because of the positions he holds with the Adviser and its affiliates.


INVESTMENT ADVISER

SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

OWNERSHIP OF ADVISER/AFFILIATIONS

Brooke C. Ashland, Vice President of the Trust, has a majority ownership interest in the Adviser and is therefore deemed to control the Adviser. Brooke
C. Ashland, Carol S. Fischer, Erich M. Patten and Matthew C. Patten together own 100% of the Adviser. The Adviser is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940.

The Trustees or officers of the Trust who are employed by the Adviser (or affiliates of the Adviser) are Brooke C. Ashland, Matthew C. Patten, Erich M. Patten, and Carol S. Fischer. The titles for each as they relate to the Trust, the Adviser and affiliates of the Adviser are located in the table in this section under the caption "Trustees and Officers."


FEES

The Adviser's fee is calculated as a percentage of the Fund's average net assets. The fee, which is accrued daily by the Fund and is paid monthly, is equal to 0.75% per annum of the average daily net assets of the Fund.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in the Fund. If an investor in the Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser with respect to such Fund investment against any investment management fee received from the client.

Prior to November 1, 2004, the Adviser was contractually obligated to waive its advisory fees to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses to 1.25% of the Fund's total assets.

The following table shows for each of the past three fiscal years the dollar amount of advisory fees accrued by the Fund, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The table includes amounts received by the Adviser's former affiliate and the predecessor investment adviser to the Fund, Cutler & Company, LLC, prior to October, 2003.

                                Advisory Fees   Advisory Fees   Advisory Fees
                                   Accrued         Waived         Received
                                   -------         ------         --------
     Year Ended June 30, 2006      $298,389       $      0        $298,389

     Year Ended June 30, 2005      $303,748       $ 55,009        $248,739

     Year Ended June 30, 2004      $321,049       $ 75,361        $245,688

OTHER PROVISIONS OF THE ADVISORY AGREEMENT

Unless sooner terminated, the Advisory Agreement shall continue in effect until December 31, 2006 and thereafter must be renewed and approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

The Advisory Agreement is terminable without penalty by the Fund on 60 days' written notice when authorized either by vote of the holders of a majority of the Fund's securities or by a vote of a majority of the Board on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Under the Advisory Agreement, the Adviser is not liable for any mistake of judgment, except for lack of good faith in the performance of its duties to the Fund. The Advisory Agreement does not protect the Adviser against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.



PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

Erich M. Patten and Matthew C. Patten, the Fund's Portfolio Managers, are also responsible for the day-to-day management of other accounts.

Other Accounts Managed (as of June 30, 2006)

---------------------------------------------------------------------------------------------------------------
                                                                                   Number of     Total Assets
                                                                                    Accounts     of Accounts
                                                          Total        Total      Managed with       with
                                                        Number of    Assets of    Advisory Fee     Advisory
     Name of                                             Accounts    Accounts       Based on     Fee Based on
Portfolio Manager           Type of Accounts             Managed     Managed      Performance    Performance
-----------------           ----------------             -------     -------      -----------    -----------
---------------------------------------------------------------------------------------------------------------
Matthew C. Patten   Registered Investment Companies:        0          $  0            0             $  0
                    Other Pooled Investment Vehicles:       0          $  0            0             $  0
                    Other Accounts:                        76       $99,771,443        0             $  0

---------------------------------------------------------------------------------------------------------------
Erich M. Patten     Registered Investment Companies:        0          $  0            0             $  0
                    Other Pooled Investment Vehicles:       0          $  0            0             $  0
                    Other Accounts:                        76       $99,771,443        0             $  0

---------------------------------------------------------------------------------------------------------------


POTENTIAL CONFLICTS OF INTEREST

The Adviser does not believe there are any material conflicts of interest in connection with the Portfolio Managers' management of the Fund's investments and the investments of other accounts listed above. However, potential conflicts of interest may arise where the Fund and other accounts managed by the Portfolio Managers follow the same investment strategy and the Adviser is purchasing the same securities for the Fund and its other clients or where a Portfolio Manager is trading personally in the same securities.

In the event that more than one account managed by the Adviser is trading the same security, the Adviser has adopted policies and procedures designed to allocate trades on a pro rata basis across all accounts managed by the Adviser. These policies are designed to ensure equitable treatment of all accounts and to protect the Fund from disparate treatment due to any conflicts of interest. In addition, procedures are in place to monitor personal trading by the Portfolio Managers to ensure that the interests of the Adviser's clients come first.

COMPENSATION

Matthew C. Patten and Erich M. Patten are compensated by the Adviser in the form of both fixed and variable compensation for work conducted on behalf of the Fund and other clients of the Adviser or its affiliates. In addition to a fixed base salary, each is eligible for a performance bonus if the gross pre-tax performance of the accounts managed by the Adviser, including the Fund, outperform the S&P 500 Index. All compensation is payable in cash, however the Portfolio Managers have the option of converting their performance bonus into equity ownership in the Adviser in lieu of receiving cash.

OWNERSHIP OF FUND SHARES

The  following   table  indicates  the  dollar  value  of  shares  of  the  Fund beneficially owned by the Portfolio Managers as of June 30, 2006.

     ----------------------------------------------------------------------
              Name of           Dollar Value of Fund Shares Beneficially
         Portfolio Manager                       Owned
     ----------------------------------------------------------------------
     Erich M. Patten                             None
     ----------------------------------------------------------------------
     Matthew C. Patten                           None
     ----------------------------------------------------------------------


DISTRIBUTOR

The distributor of the shares of the Fund is Ultimus Fund Distributors, LLC (the "Distributor"), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio
45246. The Distributor is a subsidiary of the Administrator, and Robert G. Dorsey, Mark J. Seger and John F. Splain are each an officer of the Trust and a Managing Director of the Distributor. The Distributor serves as principal underwriter for the Trust pursuant to a Distribution Agreement. Shares of the Fund are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obliged to sell any particular amount of shares.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect from year to year so long as such continuance is approved. The Distribution Agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement is terminable without penalty by the Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding shareholders or by a vote of a majority of the Board, or by the Distributor on 60 days' written notice to the Fund.

OTHER SERVICE PROVIDERS TO THE FUND

ADMINISTRATOR, ACCOUNTANT AND TRANSFER AGENT

The Fund retains Ultimus Fund Solutions, LLC (the "Administrator"), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, to provide the Fund with administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. The Administrator maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these services, the Fund pays the Administrator a monthly fee at the annual rate of 0.15% of the average value of the Fund's daily net assets up to $500 million, 0.125% of such assets from $500 million to $1 billion, and 0.10% of such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage, communication lines and all costs of external pricing services. For the fiscal years ended June 30, 2006 and 2005, the Fund paid fees to the Administrator of $72,000 and $20,000, respectively.

Prior to April 18, 2005, the Fund's administrator, account and transfer agent was Citigroup Global Transaction Services, located at Two Portland Square, Portland, Maine 04101. The following table shows the dollar amount of administration fees and accounting fees paid by the Fund to Citigroup Global Transaction Services for the fiscal years ended June 30, 2005 and 2004.

                                         Administration Fees   Accounting Fees
                                         -------------------   ---------------

     Fiscal Year Ended June 30, 2005            $38,009            $39,011

     Fiscal Year Ended June 30, 2004            $46,081            $52,438

CUSTODIAN

The custodian is US Bank, N.A. (the "Custodian"), located at 425 Walnut Street, Cincinnati, Ohio 45202.

The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities and collects income on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, an independent registered public accounting firm, has been selected as auditor for the Fund. Deloitte & Touche LLP audits the annual financial statements of the Fund and prepares the Fund's tax returns.

PORTFOLIO TRANSACTIONS
================================================================================

HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

COMMISSIONS PAID

The following table shows the aggregate brokerage commissions paid by the Fund during each of the past three fiscal years.

       Year Ended June 30, 2006       $27,941

       Year Ended June 30, 2005       $17,774

       Year Ended June 30, 2004       $22,703


ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

Subject to any applicable policies adopted by the Trust, the Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in placing trades for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

Subject to applicable regulations and the Adviser's fiduciary duties, the Adviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems and formal databases.

Occasionally, the Adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries and, since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner that is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

TRANSACTIONS THROUGH AFFILIATES

The Adviser does not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted procedures to allow such transactions.

OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Fund expects normal turnover in the range of 25-50%, although there can be periods of greater or lesser action based upon market and corporate earnings activity. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year.

Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains.

The Fund's portfolio turnover rates for the fiscal years ended June 30, 2006, 2005 and 2004 were 21%, 14% and 14%, respectively.


SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

POLICY REGARDING THE SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

The Board has adopted the Policy Regarding the Selective Disclosure of Portfolio Holdings set forth below to govern the circumstances under which disclosure regarding portfolio securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons. The Board has delegated to the Trust's Chief Compliance Officer the responsibility for ongoing monitoring and supervision of the policy to ensure compliance. The Board provides ongoing oversight of compliance with the policy and as part of this oversight function, the Trustees receive from the Trust's Chief Compliance Officer reports on any violations of or exceptions to this policy at least quarterly. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policy with respect to the Fund, any changes thereto, and an annual review of the operations of the policy. Although no material conflicts of interest are believed to exist that could disadvantage the Fund or its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, its investment adviser and its principal underwriter in connection with their personal securities transactions; the adoption by the Fund's investment adviser and principal underwriter of insider trading policies and procedures designed to prevent their employees' misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for principal officers of the Trust that requires such officers to avoid conflicts of interest and to report to the Chief Compliance Officer any affiliations or other relationships that could potentially create a conflict of interest with the Fund.

o Public disclosure regarding the portfolio securities held by the Fund is made quarterly in the Annual Report and Semi-Annual Report to shareholders and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding portfolio securities held, purchased or sold by the Fund.

o Information regarding portfolio securities, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure has been approved by the Chief Compliance Officer of the Trust.

o This policy relating to disclosure of the Fund's holdings of portfolio securities does not prohibit: (i) disclosure of information to the Fund's investment adviser or to other service providers, including but not limited to, the Trust's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through whom the Fund purchases and sells portfolio securities; and (ii) disclosure of holdings of, or transactions in, portfolio securities by the Fund that is made on the same basis to all shareholders of the Fund.

o The Chief Compliance Officer may approve other arrangements, not described herein, under which information relating to portfolio securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The Chief Compliance Officer shall approve such an arrangement only if she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund. The Chief Compliance Officer shall inform the Board of any such arrangements that are approved, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval. The Chief Compliance Officer shall also inform the Board at least quarterly of any violations of this policy.

o Neither the Adviser nor the Trust (nor any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to portfolio securities held, purchased or sold by the Fund.

Below is a table that lists each service provider receiving non-public portfolio information along with information regarding the frequency of access, lag time for disclosure of portfolio information, and limitations on use (including a prohibition on trading on non-public information) of portfolio information.

----------------------------------------------------------------------------------------------------------
    TYPE OF SERVICE           FREQUENCY OF ACCESS TO           RESTRICTIONS ON USE         LAG TIME
       PROVIDER                PORTFOLIO INFORMATION
----------------------------------------------------------------------------------------------------------
Adviser                    Daily                            Contractual and Ethical     None
----------------------------------------------------------------------------------------------------------
Administrator and          Daily                            Contractual and Ethical     None
Distributor
----------------------------------------------------------------------------------------------------------
Custodian                  Daily                            Contractual and Ethical     None
----------------------------------------------------------------------------------------------------------
Auditor                    During annual audit, or as       Ethical                     At least 30 days
                           needed
----------------------------------------------------------------------------------------------------------
Legal counsel              Regulatory filings, board        Ethical                     As needed
                           meetings, and if a legal issue
                           regarding the portfolio
                           requires counsel's review
----------------------------------------------------------------------------------------------------------
Printers                   Twice a year - printing of       No formal restrictions in   At least 30 days
                           semi-annual and annual           place.
                           reports
----------------------------------------------------------------------------------------------------------
Broker/dealers through     Daily access to the relevant     Contractual and Ethical     None
which Fund purchases       purchase and/or sale - no
and sells portfolio        broker/dealer has access to
securities                 the Fund's entire portfolio
----------------------------------------------------------------------------------------------------------
Independent Rating or      Monthly                          No formal restrictions      At least 30 days
Ranking Agencies:
Morningstar Inc., Lipper
Inc., Bloomberg L.P. and
Standard & Poor's, Inc.
----------------------------------------------------------------------------------------------------------

The Board has determined that the Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above, including those where contractual obligations between the Fund and the party do not exist. There can be no assurance, however, that the Fund's Policy Regarding the Selective Disclosure of Portfolio Holdings will prevent the misuse of such information by firms or individuals that receive such information.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
================================================================================

GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

The Fund may not be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's availability.

ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the Distributor at the next calculated NAV per share, without any sales charge. Accordingly, the offering price per share is the same as the NAV.

The Fund reserves the right to refuse any purchase request in excess of 1% of the Fund's total assets. The Fund also reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading and as described in the Prospectus.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAS

All contributions into an IRA through the automatic investing plan are treated as IRA contributions made during the year the investment is received.

UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) the SEC by order has permitted a suspension for the protection of the shareholders of the Fund.

REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Fund's management determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. In addition, the shareholder will bear the risk of any market fluctuation in the price of a security from the time of valuation by the Fund to the time of transfer to the shareholder. Accordingly, the redeeming shareholder, when selling a security received in kind, may receive cash equal to a lesser or greater amount than the total value of the portfolio securities received in redemption of Fund shares. The Fund will endeavor to transfer the security to the shareholder as quickly as practicable, subject to the shareholder's timely provision of information pertaining to the custodial account to which such securities will be transferred. The shareholder will bear all costs associated with the in-kind distribution of portfolio securities. The Fund has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Fund's management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made. In connection with a redemption in kind, the shareholder has the option to receive in cash the lesser of $250,000 or 1% of the Fund's total net assets. The shareholder may waive this right.

NAV DETERMINATION

The price of the Fund's shares on any given day is its NAV per share. NAV is calculated for the Fund on each day that the New York Stock Exchange is open for trading. In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). If no sale price is reported, the mean of the last bid and ask price is used. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature within sixty days or less may be valued at amortized cost unless the Fund's Adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

The Fund values securities at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

DISTRIBUTIONS

Unless a shareholder has elected to receive distributions in cash, distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

TAXATION
================================================================================

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications for shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is June 30 (the same as the Fund's fiscal year end).

MEANING OF QUALIFICATION

As a regulated investment company, the Fund generally will not be subject to Federal income tax on the portion of its investment company taxable income
(i.e., taxable interest, dividends and other taxable ordinary income, net of expenses, and the excess of short-term capital gains over long-term capital losses) and net capital gain (i.e., the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions generally are not treated as qualified dividend income.

The Fund anticipates distributing substantially all of its net capital gains for each tax year. These distributions generally are made only once a year, usually in December, but the Fund may make additional distributions of net capital gains at any time during the year. These distributions are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of June 30, 2006, the Fund had capital loss carryforwards of $17,230,390, of which $1,053,096 expires June 30, 2009, $7,402,392 expires June 30, 2010, $5,747,725 expires June 30, 2011,
$2,687,016 expires June 30, 2012 and $340,161 expires June 30, 2014.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) to them during the year.

CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S. Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and the excise tax distribution requirement described below.

FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

BACKUP WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund, capital gain distributions from the Fund and amounts retained by the Fund that are designated as undistributed capital gain.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations. A foreign corporate shareholder would also be subject to a branch profits tax.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the rules for U.S. Federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of foreign taxes and related matters.

STATE AND LOCAL TAXES

The tax rules of the various States of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the rules for U.S. Federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisors as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of state and local taxes and related matters.


OTHER MATTERS
================================================================================

GENERAL

GENERAL INFORMATION

The Cutler Trust was organized as a business trust under the laws of the State of Delaware on October 2, 1992. The Trust has operated under that name and as an investment company since that date.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust is diversified as that term is defined by the 1940 Act. The Trust offers shares of beneficial interest in series. Prior to November 1, 2005, the name of the Fund was "Cutler Value Fund." The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust will continue indefinitely until terminated.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Delaware law does not require the Fund to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or State law. There are no conversion or preemptive rights in connection with shares of the Fund.

All shares, when issued in accordance with the terms of this offering, will be fully paid and nonassessable.

A shareholder in the Fund is entitled to the shareholder's pro rata share of all distributions arising from the Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

Shareholders representing 25% or more of the Fund's outstanding shares may, as set forth in the Trust Instrument, call meetings of the Fund for any purpose related to the Fund, including, in the case of a meeting of the Fund, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Fund. However, the Trustees may, without prior shareholder approval, change the form of organization of the Fund by merger, consolidation or incorporation.

CODES OF ETHICS

The Trust, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix B. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling (888) CUTLER4, or on the SEC's website at HTTP://WWW.SEC.GOV.

OWNERSHIP OF FUND SHARES

As of October 1, 2006, the officers and Trustees of the Trust as a group owned of record and beneficially less than 1% of the shares of the Fund. Also as of that date, Axelson Fishing Tackle Manufacturing Co. Profit Sharing Plan, 17351 Murphy Avenue, Irvine, California 92714, owned of record 5.1% of the outstanding shares of the Fund.

LIMITATIONS ON LIABILITY OF SHAREHOLDERS, TRUSTEES AND OFFICERS

Delaware  law  provides  that  Fund   shareholders  are  entitled  to  the  same
limitations  of  personal   liability   extended  to   stockholders  of  private
corporations for profit.

The Bylaws of the Trust provide that the Trustees and officers shall be indemnified to the fullest extent permitted by applicable laws. However, any Trustee or officer will not be protected against liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or obtained on the SEC's website at http://www.sec.gov. Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended June 30, 2006 included in the Annual Report to shareholders of the Fund, which have been audited by Deloitte & Touche LLP, are incorporated herein by reference.

APPENDIX A:  DESCRIPTION OF SECURITIES RATINGS
================================================================================

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE, INC.

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC   An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


CCC, CC,  High default risk. Default is a real possibility. Capacity for meeting
C financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD,  Default.  Securities  are  not  meeting  current  obligations  and are
D extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c         This is the lowest  rated  class of  preferred  or  preference  stock.
          Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & Poor's

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,B,     Preferred  stock  rated BB, B, and CCC is  regarded,  on  balance,  as
CCC predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


SHORT TERM RATINGS

MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT       Issuers  rated Not Prime do not fall  within  any of the Prime  rating
PRIME     categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces
          major  ongoing   uncertainties   that  could  lead  to  the  obligor's
          inadequate   capacity  to  meet  its   financial   commitment  on  the
          obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH RATINGS

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch Ratings' national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `F1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B:  PROXY VOTING POLICIES AND PROCEDURES
================================================================================

                         CUTLER INVESTMENT COUNSEL, LLC
                       PROXY VOTING POLICIES & PROCEDURES

SEC Rule 206(4)-6 (the "Rule") requires each investment adviser that votes proxies for its clients to have Proxy Voting Policies and Procedures. The Department of Labor requires that an investment adviser vote proxies for ERISA plan securities, unless the voting right has been expressly reserved to the plan trustees or other plan fiduciary. Cutler Investment Counsel, LLC ("Cutler") votes proxies for all of our clients unless the client relieves us of that responsibility in writing. Accordingly, we advise the custodian to forward all proxies to us. We retain final authority and fiduciary responsibility for proxy voting.

The Rule requires that we describe how we address material conflicts between our interests and those of our clients with respect to proxy voting. Cutler votes securities based on a pre-determined policy assuming the decision involves little or no discretion. We recognize, however, that under certain circumstances we may have a conflict of interest in voting proxies on behalf of a fund or other client. A "conflict of interest," means any circumstance when Cutler, a fund advised by us, the principal underwriter of the fund, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted.

In the event of such a conflict of interest, we will vote proxies relating to such issuers in accordance with the following procedures:

     (i) ROUTINE MATTERS CONSISTENT WITH POLICIES. Cutler may vote proxies for routine matters in accordance with these Policies.

     (ii) IMMATERIAL CONFLICTS. Cutler may vote proxies in accordance with these Policies if it is determined that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence Cutler's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

     (iii) MATERIAL CONFLICTS AND NON-ROUTINE MATTERS. If, with respect to any proxy to be voted on behalf of a series (a "Fund") of The Cutler Trust (the "Trust"), Cutler believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these Policies, then --

          Cutler shall contact the proxy administrator for review and determination. In the event that the proxy administrator determines that he/she has a conflict of interest, the proxy administrator shall submit the matter for determination to a member of the Board of Trustees of the Trust (the "Board") who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the proxy administrator or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

If, with respect to any proxy to be voted on behalf of any other clients, Cutler believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these policies, then we would suggest the client engage a third party to vote their proxies.

The Rule also requires us to disclose information to our clients about our procedures and policies, and how the client may obtain information on how we voted their proxies. This disclosure is in our ADV. We will send to our clients upon verbal or written request a copy of our policies and procedures or any request on how we voted their proxies.

The proxy materials voted by us are logged by the operations department proxy administrator when received. The proxy statement is distributed to an appropriate investment manager, who reviews the proxy, and marks the appropriate vote according to our policies. Any comments by the investment manager are noted on the proxy material. Any unusual or controversial issues are discussed with the Investment Committee. A permanent record of all votes is retained.

The proxy administrator reconciles on a regular basis proxies received against holdings on the record date of client accounts to ensure that all shares held on the record date are voted. The proxy administrator is responsible for overseeing the proxy voting process to ensure that proxies are voted in accordance to the guidelines provided in these Proxy Voting Policies and Procedures. The proxy administrator also will, from to time, periodically review these Policies and industry trends in comparable proxy voting policies and procedures. The proxy administrator may recommend, as appropriate, revisions to update these Policies.

As described further below, after an initial review, we will generally vote with management on routine matters related to the operation of the company and not expected to have a significant economic impact on the company or shareholders. We review and analyze on a case-by-case basis, non-routine proposals that are more likely to affect the structure and operation of the issuer and to have a greater impact on the value of the investment. We review and consider corporate governance issues related to proxy matters and generally support proposals that foster good corporate governance practices.

Regarding special interest issues we may consider the following factors when developing a position: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; and (iv) the responsibility to vote proxies for the greatest long-term shareholder value.

Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

     a)   ROUTINE MATTERS

     (i) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

     (ii) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

     (iii) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

     b)   NON-ROUTINE MATTERS

     (i) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

     (ii) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

     (iii) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

     (iv) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

     (v) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily- determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." We may consider the following factors when developing a position on this issue: (i) the board is limited to what actions it may legally take with such authority; and
(ii) our responsibility to consider actions before supporting them.

There are many other issues that may be on a company's proxy. Whatever those issues are, we act prudently, solely in the interest of the client. Furthermore, to act prudently in the voting of proxies we must consider those factors which would affect the value of the investment.

As stated in SEC books and records Rule 204-2 we retain the following:

o    Copy of proxy voting policies and procedures\
o    A copy of each proxy voting statement received regarding client securities.
o    A record of each vote cast on behalf of a client
o A copy of any document created by Cutler that was material to making a decision how to vote proxies for a client or that memorializes the basis for that decision
o A copy of each written client request for voting information and a copy of any written response to a client request.

Two years of the above records are kept in the office of the Adviser. Five years are kept either in the office or off site at a storage unit.

                                                      CUTLER EQUITY FUND
================================================================================





                 [GRAPHIC OMITTED]      THE

                                       CUTLER

                                       TRUST










                                  ANNUAL REPORT

                                  JUNE 30, 2006

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
TABLE OF CONTENTS
JUNE 30, 2006
================================================================================

                                                                          Page

Letter to Shareholders .................................................     3

Management Discussion of Fund Performance ..............................     4

Performance Information (Unaudited) ....................................     6

Schedule of Investments ................................................     8

Statement of Assets and Liabilities ....................................    10

Statement of Operations ................................................    11

Statements of Changes in Net Assets ....................................    12

Financial Highlights ...................................................    13

Notes to Financial Statements ..........................................    14

Report of Independent Registered Public Accounting Firm ................    18

About Your Fund's Expenses (Unaudited) .................................    19

Trustees and Officers of the Trust (Unaudited) .........................    21

Additional Information (Unaudited) .....................................    23

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
================================================================================

To The Cutler Trust Shareholders:

We are pleased to include with this letter the annual report for the Cutler Equity Fund (the "Fund") through June 30th, 2006. The Cutler Equity Fund has performed well this past year, and we believe that our Equity Income strategy has been favorably positioned in the recent turbulent market.

Today, the market appears to be in transition. For the past several years, we have been in an increasing interest rate environment. Increasing rates often lead to slower economic growth, and the Federal Reserve has been careful to balance inflation pressures and the risks associated with slowing the economy. The Federal Reserve recently paused for the first time in 17 meetings, indicating to the market that inflation is appropriately controlled. The stock market reacted to higher rates as it has in past cycles, with economically sensitive and higher risk securities seeing some selling pressure due to fears of an economic slowdown. We have primarily seen small capitalization stocks, as well as stocks with high valuations impacted, with international securities also having a price correction. Clearly, today's market has shifted toward higher quality securities, the type of holdings that are the bedrock of our investment philosophy. At Cutler, we believe in the long-term value of large-cap stocks and the accumulative effect of dividends on total shareholder return. Our investment discipline has been consistent, as we continue to own the type of blue-chip, high quality dividend paying securities that have been the hallmark of Ken Cutler's investment philosophy for over 30 years.

This has also been an exciting year for us at Cutler, as we continue to grow and improve our money management services. We have expanded our wealth management platform and now are able to conduct in-depth client level asset allocation services. In addition, Chris Uhas has become a partner in Cutler Investment Counsel, LLC, bringing a breadth of experience to our firm's management. He continues to serve on the adviser's Investment Committee, in addition to leading our client servicing team.

The enclosed report highlights the composition of the Fund's holdings. If you have any questions regarding your holdings, performance, or any items pertaining to your investments, please feel free to contact our office. We appreciate your continued support,

Sincerely,

/s/ Kenneth R. Cutler                   /s/ Erich M. Patten

Kenneth R. Cutler                       Erich M. Patten
Chairman of the Board                   Portfolio Manager
The Cutler Trust                        Cutler Investment Counsel, LLC

The views in this report were those of the Fund's investment adviser as of August 21, 2006 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

The Cutler Equity Fund is distributed by Ultimus Fund Distributors, LLC.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
================================================================================

1)   HOW DID THE FUND PERFORM LAST YEAR?

     The Fund had a 1 Year total return of 8.86% for the year ended June 30, 2006. The Fund's five- and ten-year average annual returns as of June 30 were 1.69% and 7.60%, respectively.

     (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE
     PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL 1-800-228-8537.)

2) WHAT WERE THE MOST SIGNIFICANT MARKET FACTORS AFFECTING THE FUND'S PERFORMANCE DURING THE PAST YEAR?

     Market factors included:

          1)   Rising interest rates

          2)   Earnings growth of underlying companies

          3)   Global and domestic economic growth

          4)   Positive overall equity markets

3)   WHY DID THE FUND OUTPERFORM RELATIVE TO THE BENCHMARK?

     The adviser believes that the appropriate benchmark for the Fund is the S&P
     500. The Fund outperformed the total return from the S&P 500 for the twelve-month period ended June 30, 2006, which had a return of 8.63%. The adviser believes this out-performance is due to the selection of securities which had favorable fundamentals given today's economic climate. This return is after all expenses are paid for the management of the fund. The adviser caps these expenses at 1.35%, however they amounted to 1.26% during the period discussed.

4)   WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND?

     Management maintained a dividend income focused strategy, owning companies that have a strong history of continuous dividend payments and a minimum yield of 1.25% at the time of purchase. In addition, management attempted to maintain a low amount of turnover to keep costs to shareholders low. Finally, management attempted to own only companies whose management maintained sound corporate governance and a high degree of ethics.

5) WHAT WERE THE PRIMARY STRATEGIC FACTORS THAT GUIDED YOUR MANAGEMENT OF THE FUND?

     The primary strategic factor guiding our management style was our belief that companies paying income in the form of dividends provide greater shareholder returns over time than companies that do not pay dividends.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(CONTINUED)
================================================================================

6) WHAT WERE SOME OF THE KEY TRENDS IN EACH OF THE REGIONS/SIGNIFICANT INDUSTRIES THE FUND INVESTS IN?

     The Fund does not have a regional focus, however, all of our holdings are companies domiciled in the United States and traded on domestic stock exchanges. The trends in the United States equity markets were generally positive this past year. Rising interest rates was the primary trend impacting market performance, however the Fund focused on holdings with consistent earnings growth and dividend payments- a favorable segment in the current low-risk environment. The high price of oil and commodities continue to be a key trend impacting many of the companies held in the Fund, however we believe that the holdings are diversified enough to spread these cost pressures across the portfolio.

7)   WHICH SECURITIES HELPED THE FUND'S PERFORMANCE?

     Five holdings substantively contributing to positive performance were:

          1)   Caterpillar Inc.

          2)   Emerson Electric Co.

          3)   Hewlett Packard Co.

          4)   Alcoa Inc.

          5)   National Fuel Gas Co.

8)   DID ANY SECURITIES HURT THE FUND'S PERFORMANCE?

          1)   Sysco Corp.

          2)   Pfizer Inc.

          3)   The Dow Chemical Co.

          4)   Johnson & Johnson

          5)   Pitney Bowes Inc.

     BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING 1-800-228-8537. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

     The views in this report were those of Cutler Investment Counsel, LLC, as of June 30, 2006 and may not reflect the firm's views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
PERFORMANCE INFORMATION
JUNE 30, 2006 (UNAUDITED)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    CUTLER EQUITY FUND AND THE S&P 500 Index


                                [GRAPHIC OMITTED]


                     Cutler Value Fund          S&P 500 Index
                     -----------------          -------------
                    06/30/96  $ 10,000        06/30/96  $ 10,000
                    09/30/96    10,277        09/30/96    10,309
                    12/31/96    10,889        12/31/96    10,309
                    03/31/97    11,283        03/31/97    11,468
                    06/30/97    13,118        06/30/97    13,470
                    09/30/97    13,770        09/30/97    14,479
                    12/31/97    14,509        12/31/97    14,895
                    03/31/98    16,279        03/31/98    16,972
                    06/30/98    16,385        06/30/98    17,533
                    09/30/98    14,832        09/30/98    15,789
                    12/31/98    17,116        12/31/98    19,151
                    03/31/99    17,221        03/31/99    20,105
                    06/30/99    19,350        06/30/99    21,522
                    09/30/99    17,543        09/30/99    20,179
                    12/31/99    17,679        12/31/99    23,181
                    03/31/00    17,862        03/31/00    23,712
                    06/30/00    17,560        06/30/00    23,083
                    09/30/00    17,929        09/30/00    22,859
                    12/31/00    19,210        12/31/00    21,070
                    03/31/01    18,480        03/31/01    18,572
                    06/30/01    19,135        06/30/01    19,659
                    09/30/01    17,252        09/30/01    16,774
                    12/31/01    18,598        12/31/01    18,566
                    03/31/02    18,970        03/31/02    18,617
                    06/30/02    16,443        06/30/02    16,123
                    09/30/02    12,867        09/30/02    13,337
                    12/31/02    14,395        12/31/02    14,463
                    03/31/03    13,552        03/31/03    14,007
                    06/30/03    15,663        06/30/03    16,164
                    09/30/03    15,688        09/30/03    16,591
                    12/31/03    17,946        12/31/03    18,611
                    03/31/04    17,905        03/31/04    18,927
                    06/30/04    18,074        06/30/04    19,252
                    09/30/04    18,215        09/30/04    18,892
                    12/31/04    19,264        12/31/04    20,636
                    03/31/05    19,155        03/31/05    20,192
                    06/30/05    19,116        06/30/05    20,469
                    09/30/05    19,822        09/30/05    21,208
                    12/31/05    19,931        12/31/05    21,651
                    03/31/06    20,553        03/31/06    22,563
                    06/30/06    20,810        06/30/06    22,238


Past performance is not predictive of future performance.


--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(a)
                       (FOR PERIODS ENDED JUNE 30, 2006)

                                               1 Year   5 Years  10 Years
                                               ------   -------  --------
Cutler Equity Fund                             8.86%     1.69%     7.60%
S&P 500 Index                                  8.63%     2.49%     8.32%

(a) Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------

The Cutler Equity Fund is managed pursuant to an equity income strategy. The investment manager and Trustees believe the S&P 500 Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities, broad index membership, and the representation of multiple security types that are used in the management of the Fund.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
PORTFOLIO INFORMATION
JUNE 30, 2006 (UNAUDITED)
================================================================================


SECTOR ALLOCATION (% OF NET ASSETS)


                                         Consumer Discretionary - 8.7%
                                         Consumer Staples - 15.6%
    [GRAPHIC OMITTED]                    Energy - 11.5%
                                         Financials - 21.0%
                                         Health Care - 5.8%
                                         Industrials - 15.4%
                                         Information Technology - 5.5%
                                         Materials - 6.2%
                                         Telecommunication Services - 3.0%
                                         Utilities - 6.7%
                                         Other - 0.6%

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
================================================================================
  SHARES     COMMON STOCKS -- 99.4%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 8.7%
    27,200   Home Depot, Inc. (The) ............................  $    973,488
    33,770   McDonald's Corp. ..................................     1,134,672
    23,800   McGraw-Hill Cos., Inc. (The) ......................     1,195,474
                                                                  ------------
                                                                     3,303,634
                                                                  ------------
             CONSUMER STAPLES -- 15.6%
    18,190   Kimberly-Clark Corp. ..............................     1,122,323
    21,130   PepsiCo, Inc. .....................................     1,268,645
    19,780   Procter & Gamble Co. (The) ........................     1,099,768
    38,520   Sysco Corp. .......................................     1,177,171
    26,150   Wal-Mart Stores, Inc. .............................     1,259,646
                                                                  ------------
                                                                     5,927,553
                                                                  ------------
             ENERGY -- 11.5%
    23,300   Chevron Corp. .....................................     1,445,998
    22,290   ConocoPhillips ....................................     1,460,664
    24,060   Exxon Mobil Corp. .................................     1,476,081
                                                                  ------------
                                                                     4,382,743
                                                                  ------------
             FINANCIALS -- 21.0%
    26,850   Citigroup, Inc. ...................................     1,295,244
    30,050   JPMorgan Chase & Co. ..............................     1,262,100
    25,050   Lincoln National Corp. ............................     1,413,822
    42,000   U.S. Bancorp ......................................     1,296,960
    30,750   Washington Mutual, Inc. ...........................     1,401,585
    19,800   Wells Fargo & Co. .................................     1,328,184
                                                                  ------------
                                                                     7,997,895
                                                                  ------------
             HEALTH CARE -- 5.8%
    19,100   Johnson & Johnson .................................     1,144,472
    45,000   Pfizer, Inc. ......................................     1,056,150
                                                                  ------------
                                                                     2,200,622
             INDUSTRIALS -- 15.4%
    17,910   Caterpillar, Inc. .................................     1,333,937
    14,500   Emerson Electric Co. ..............................     1,215,245
    33,150   General Electric Co. ..............................     1,092,624
    23,750   Pitney Bowes, Inc. ................................       980,875
    19,800   United Technologies Corp. .........................     1,255,716
                                                                  ------------
                                                                     5,878,397
                                                                  ------------
             INFORMATION TECHNOLOGY -- 5.5%
    36,020   Hewlett-Packard Co. ...............................     1,141,114
    50,130   Intel Corp. .......................................       949,963
                                                                  ------------
                                                                     2,091,077
                                                                  ------------
             MATERIALS -- 6.2%
    43,020   Alcoa, Inc. .......................................     1,392,127
    25,240   Dow Chemical Co. (The) ............................       985,117
                                                                  ------------
                                                                     2,377,244
                                                                  ------------

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 99.4% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 3.0%
    40,970   AT&T, Inc. ........................................  $  1,142,653
                                                                  ------------

             UTILITIES -- 6.7%
    21,950   Exelon Corp. ......................................     1,247,418
    37,640   National Fuel Gas Co. .............................     1,322,670
                                                                  ------------
                                                                     2,570,088
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $30,266,236) ............  $ 37,871,906
                                                                  ------------


================================================================================
  SHARES     MONEY MARKET FUNDS -- 0.6%                               VALUE
--------------------------------------------------------------------------------
   213,020   Fidelity Institutional Money Market Portfolio
               - Select Class ..................................  $    213,020
     6,339   First American Prime Obligation Fund - Class Y ....         6,339
                                                                  ------------

             TOTAL MONEY MARKET FUNDS (Cost $219,359) ..........  $    219,359
                                                                  ------------

             TOTAL INVESTMENTS AT VALUE -- 100.0%
               (Cost $30,485,595) ..............................  $ 38,091,265

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)            (8,507)
                                                                  ------------

             NET ASSETS -- 100.0% ..............................  $ 38,082,758
                                                                  ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
================================================================================
ASSETS
   Investments in securities:
   At acquisition cost .........................................  $ 30,485,595
                                                                  ============
   At value ....................................................  $ 38,091,265
   Dividends receivable ........................................        55,470
   Other assets ................................................         7,786
                                                                  ------------
Total assets ...................................................    38,154,521
                                                                  ------------

LIABILITIES
   Dividends payable ...........................................         5,785
   Payable for capital shares redeemed .........................        15,600
   Accrued liabilities:
      Investment advisory fees (Note 3) ........................        23,164
      Administration fees (Note 3) .............................         6,000
      Other accrued expenses and liabilities ...................        21,214
                                                                  ------------
Total liabilities ..............................................        71,763
                                                                  ------------

NET ASSETS .....................................................  $ 38,082,758
                                                                  ============

NET ASSETS CONSIST OF:
   Paid-in capital .............................................  $ 47,780,059
   Undistributed net investment income .........................         5,280
   Accumulated net realized losses from security
     transactions ..............................................   (17,308,251)
   Net unrealized appreciation on investments ..................     7,605,670
                                                                  ------------
NET ASSETS .....................................................  $ 38,082,758
                                                                  ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..................     3,640,781
                                                                  ============


Net asset value, offering price and redemption
   price per share (Note 2) ....................................  $      10.46
                                                                  ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006
================================================================================
INVESTMENT INCOME
   Dividend income .............................................  $  1,075,040
                                                                  ------------

EXPENSES
   Investment advisory fees (Note 3) ...........................       298,389
   Administration fees (Note 3) ................................        72,000
   Professional fees ...........................................        41,630
   Trustees' fees and expenses .................................        20,154
   Insurance expense ...........................................        16,307
   Registration fees ...........................................        16,265
   Custody fees ................................................        11,593
   Postage and supplies ........................................        11,547
   Printing of shareholder reports .............................         5,983
   Other expenses ..............................................         7,583
                                                                  ------------
Total expenses .................................................       501,451
                                                                  ------------

NET INVESTMENT INCOME ..........................................       573,589
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from investments ........................      (172,878)
   Net change in unrealized appreciation/
      depreciation on investments ..............................     3,002,802
                                                                  ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............     2,829,924
                                                                  ------------

INCREASE IN NET ASSETS FROM OPERATIONS .........................  $  3,403,513
                                                                  ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================
                                                           Year             Year
                                                          Ended            Ended
                                                      June 30, 2006    June 30, 2005
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..........................   $    573,589     $    716,341
   Net realized gains (losses) from investments ...       (172,878)       1,355,939
   Net change in unrealized appreciation/
      depreciation of investments .................      3,002,802          249,688
                                                      ------------     ------------
Net increase in net assets from operations ........      3,403,513        2,321,968
                                                      ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .....................       (574,299)        (706,876)
                                                      ------------     ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ......................        586,967        3,303,293
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ............        542,538          670,761
   Payments for shares redeemed ...................     (5,983,368)      (6,714,508)
                                                      ------------     ------------
Net decrease from capital share transactions ......     (4,853,863)      (2,740,454)
                                                      ------------     ------------

Total decrease in net assets ......................     (2,024,649)      (1,125,362)

NET ASSETS
Beginning of year .................................     40,107,407       41,232,769
                                                      ------------     ------------
End of year .......................................   $ 38,082,758     $ 40,107,407
                                                      ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ...............   $      5,280     $      5,990
                                                      ============     ============

CAPITAL SHARE ACTIVITY
Sold ..............................................         56,795          352,139
Reinvested ........................................         52,961           69,080
Redeemed ..........................................       (583,090)        (703,539)
                                                      ------------     ------------
Net decrease in shares outstanding ................       (473,334)        (282,320)
Shares outstanding at beginning of year ...........      4,114,115        4,396,435
                                                      ------------     ------------
Shares outstanding at end of year .................      3,640,781        4,114,115
                                                      ============     ============

See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------
CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
Per Share Data for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------
                                               2006           2005           2004           2003          2002
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....   $     9.75     $     9.38     $     8.29     $     8.85     $    10.38
                                            ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income .................         0.15           0.17           0.18           0.13           0.08
  Net realized and unrealized gains
     (losses) on investments ............         0.71           0.37           1.09          (0.56)(a)      (1.53)
                                            ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         0.86           0.54           1.27          (0.43)         (1.45)
                                            ----------     ----------     ----------     ----------     ----------

Less distributions from:
  Net investment income .................        (0.15)         (0.17)         (0.18)         (0.13)         (0.08)
  Net realized gains ....................           --             --             --             --             --
                                            ----------     ----------     ----------     ----------     ----------
Total distributions .....................        (0.15)         (0.17)         (0.18)         (0.13)         (0.08)
                                            ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........   $    10.46     $     9.75     $     9.38     $     8.29     $     8.85
                                            ==========     ==========     ==========     ==========     ==========

Total return(b) .........................        8.86%          5.77%         15.39%         (4.75%)       (14.07%)
                                            ==========     ==========     ==========     ==========     ==========

Net assets at the end of year (000's) ...   $   38,083     $   40,107     $   41,233     $   41,250     $   22,963
                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplementary data:
Ratio of net expenses to
  average net assets ....................        1.26%          1.30%          1.25%          1.25%          1.25%

Ratio of gross expenses to
  average net assets(c) .................        1.26%          1.43%          1.43%          1.79%          1.50%

Ratio of net investment income
  to average net assets .................        1.44%          1.77%          1.95%          1.65%          0.76%

Portfolio turnover rate .................          21%            14%            14%            61%            46%

(a) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time (Note 1).

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or expense reimbursements by the Fund's investment adviser.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
================================================================================

1.   ORGANIZATION

     The Cutler Equity Fund (formerly the Cutler Value Fund) (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

     The Fund  seeks  current  income and  long-term  capital  appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following summarizes the significant accounting policies of the Fund:

     SECURITIES VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-end regulated investment companies are valued at net asset value.

     The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
CUTLER  EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. The tax character of distributions paid during the years ended June 30, 2006 and 2005 was ordinary income.

     FEDERAL INCOME TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of June 30, 2006:

     Cost of portfolio investments ............................   $ 30,563,446
                                                                  ============
     Gross unrealized appreciation ............................   $  8,911,295
     Gross unrealized depreciation ............................     (1,383,476)
                                                                  ------------
     Net unrealized appreciation ..............................      7,527,819
     Undistributed ordinary income ............................         11,065
     Capital loss carryforward ................................    (17,230,390)
     Other temporary differences due to
       timing of cash distributions ...........................         (5,795)
                                                                  ------------
     Accumulated deficit ......................................   $ (9,697,301)
                                                                  ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

     As of June 30, 2006, the Fund had capital loss carryforwards of $17,230,390, of which $1,053,096 expires June 30, 2009, $7,402,392 expires
     June 30, 2010,  $5,747,725  expires June 30, 2011,  $2,687,016 expires June
     30, 2012 and $340,161 expires June 30, 2014. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


3.   TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays to the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets.

     Certain officers of the Trust are also officers of the Adviser.

     Effective January 1, 2005, the Adviser intends to voluntarily waive its advisory fees and reimburse Fund operating expenses to the extent necessary to limit the Fund's ordinary operating expenses to 1.35% of its average daily net assets. This voluntary waiver may be reduced or eliminated at any time.

     ADMINISTRATION AND OTHER SERVICES -- Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. During the year ended June 30, 2006, Ultimus received $72,000 for these services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

     SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder services.

4.   SECURITIES TRANSACTIONS

     The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $8,196,718 and $12,247,432, respectively, for the year ended June 30, 2006.

5.   CONTINGENCIES AND COMMITMENTS

     The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


6.   ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
================================================================================

     To the Shareholders and Board of Trustees of the Cutler Equity Fund of The Cutler Trust:

     We have audited the accompanying statement of assets and liabilities of the Cutler Equity Fund (the "Fund"), a series of The Cutler Trust, including the schedule of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cutler Equity Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

     DELOITTE & TOUCHE LLP

     Chicago, Illinois
     August 18, 2006

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================


     We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

     A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The table below illustrates the Fund's costs in two ways:

     ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales load.

     The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

     More information about the Fund's expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                         Beginning         Ending
                                       Account Value    Account Value   Expenses Paid
                                      January 1, 2006   June 30, 2006   During Period*
                                      ---------------   -------------   -------------
     Based on Actual Fund Return         $ 1,000.00       $ 1,044.10        $ 6.34
     Based on Hypothetical 5% Return
         (before expenses)               $ 1,000.00       $ 1,018.60        $ 6.26

     * Expenses are equal to the Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
================================================================================

     The Board of Trustees is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Each Trustee holds office until the person resigns, is removed, or replaced. Officers are elected for an annual term. Unless otherwise noted, the Trustees and officers have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-888-CUTLER4.

                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS IN  OTHER
NAME,                         POSITION      LENGTH                                                    FUND COMPLEX   DIRECTORSHIPS
DATE OF BIRTH                 WITH THE      OF TIME      PRINCIPAL OCCUPATION(S)                      OVERSEEN BY    HELD BY
AND ADDRESS                   TRUST         SERVED       DURING PAST 5 YEARS                          TRUSTEE        TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Kenneth R. Cutler(1)          Trustee and   Since 1992   Investment Committee Member and Portfolio          1        None
Born: March 1920              Chairman                   Manager of Cutler Investment Counsel, LLC
3555 Lear Way                                            from 2003 to 2005; Investment Committe
Medford, OR 97504                                        Member and Portfolio Manager Emeritus since
                                                         July 2005; Investment Committee Member and
                                                         Portfolio Manager of Table Rock Asset
                                                         Management LLC ("Table Rock") (a registered
                                                         investment adviser) from 1977 until 2004.
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Robert B. Watts, Jr.          Trustee       Since 1996   Counsel, Northhaven Associates since 1985          1        None
Born: December 1930
1710 Lake Village Drive
Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------------
Robert E. Clarke              Trustee       Since 2002   Retired                                            1        None
Born: May 1922
One Skyline Drive Apt. 3407
Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------------
(1)  Kenneth R.  Cutler is an  "Interested  Person," as defined by the 1940 Act, because he is an affiliated person of the Adviser.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Erich M. Patten               President     Since 2004   Investment Committee Member, Portfolio
Born: October 1977                                       Manager and Corporate Secretary of Cutler
3555 Lear Way                                            Investment Counsel, LLC since 2003; Member
Medford, OR 97504                                        of Cutler Venture Partners, LLC (private
                                                         equity firm) since 2003; Investment
                                                         Committee Member and Portfolio Manager of
                                                         Table Rock (a registered investment adviser)
                                                         from 2003 until 2004; Intern with the U.S.
                                                         Environmental Protection Agency in 2002;
                                                         Clerk with Sidley Austin Brown and Wood
                                                         (a law firm) in 2001; Investment Performance
                                                         Specialist with Ashland Partners, LLP from
                                                         1998 until 2003.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
(CONTINUED)
===================================================================================================================================
NAME,                    POSITION
DATE OF BIRTH            WITH                 LENGTH             PRINCIPAL OCCUPATION(S)
AND ADDRESS              THE TRUST            OF TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Brooke C. Ashland        Vice President/      Since 2002         Investment Committee Member and Chief Executive Officer of
Born: December 1951      Chief Compliance                        Cutler Investment Counsel, LLC since 2003; Portfolio Manager,
3555 Lear Way            Officer                                 Member and Chief Executive Officer of Cutler Venture Partners,
Medford, OR 97504                                                LLC (a private equity firm) since 2003; Chief Executive Officer of
                                                                 Centricity, LLC (an investment adviser) since 2003; General
                                                                 Partner of The First America Asia Fund I, LP (a private equity fund) since 1999; Chief Operating Officer, Chief Executive Officer and Portfolio Manager of Cutler Asia, LLC (a private equity firm)
                                                                 since 1998; Chief Executive Officer and/or Chairman of the Board
                                                                 of  Managers for Table Rock (a registered investment adviser) from
                                                                 1995 to 2004; Chief Executive Officer and President of Trustee
                                                                 Investment Services, Inc. (a Trustee education firm) since 1991;
                                                                 President of Big Bear Timber, LLC (farming) since 1989.
-----------------------------------------------------------------------------------------------------------------------------------
Carol S. Fischer         Vice President/      Since 1996         Member and Chief Operating Officer of Cutler Investment Counsel,
Born: December 1955      Asst. Secretary/                        LLC since 2003; Member and Chief Operating Officer of Table
3555 Lear Way            Asst. Treasurer                         Rock (a registered investment adviser) from 1994 to 2004;
Medford, OR 97504                                                Secretary of P.S.&S., Inc. (a sales company) since 1990.
-----------------------------------------------------------------------------------------------------------------------------------
Matthew C. Patten        Treasurer            Since 2004         President, Investment Committee Member and Portfolio Manager of
Born: December 1975                                              Cutler Investment Counsel, LLC since 2003; Portfolio Manager,
3555 Lear Way                                                    Member of President of Cutler Venture Partners, LLC (a private
Medford, OR 97504                                                equity firm) since 2003; Investment Committee Member of Table
                                                                 Rock (a registered investment adviser) from 2002 until 2004;
                                                                 Portfolio Manager - Private Equity and Public Equity of Table Rock
                                                                 from 2000 until 2004; Chief Operating Officer and Portfolio
                                                                 Manager of Cutler Asia, LLC (a private equity firm) since 2000;
                                                                 Director of The First America Asia Fund I, L.P. (a private equity fund) since 1999.
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey         Vice President       Since 2005         Managing Director of Ultimus Fund Solutions, LLC and Ultimus
Born: April 1957                                                 Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
-----------------------------------------------------------------------------------------------------------------------------------
John F. Splain           Secretary            Since 2005         Managing Director of Ultimus Fund Solutions, LLC and Ultimus
Born: September 1956                                             Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ADDITIONAL INFORMATION (UNAUDITED)
================================================================================

PROXY VOTING INFORMATION

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commissions's (SEC) website http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-228-8537. Furthermore, you are able to obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         CUTLER INVESTMENT COUNSEL, LLC
                             INVESTMENT MANAGEMENT

                         INVESTMENT ADVISER TO THE TRUST

                        3555 Lear Way, Medford,OR 97504
                          (800)228-8537 o(541)770-9000
                               Fax:(541)779-0006
                                info@cutler.com

                                THE CUTLER TRUST


PART C.   OTHER INFORMATION
          -----------------

Item 23.  Exhibits
          -----------

          (a) Trust Instrument of Registrant dated October 2, 1992 (Exhibit incorporated herein by reference to Post-Effective Amendment No. 4 filed via EDGAR on March 8, 1996, accession number 0000912057-96-004156)

          (b) By-Laws of Registrant dated October 2, 1992, as amended March 12, 2004 (Exhibit incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275125-04-000366)

          (c)  Incorporated   herein  by  reference  to  Trust   Instrument   of
               Registrant (in Post-Effective Amendment No. 4 filed via EDGAR on March 8, 1996, accession number 0000912057-96-004156)

          (d)  Investment  Advisory  Agreement  between  Registrant  and  Cutler
               Investment Counsel, LLC (formerly Cutler & Company, LLC) dated December 31, 1992 and restated May 1, 1996 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 8 via EDGAR on October 29, 1998, accession number 0001004402-98-000574)

          (e) Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC dated April 18, 2005 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 19 via EDGAR on September 2, 2005, accession number 0001111830-05-000438)

          (f)  Not applicable

          (g) Custody Agreement between Registrant and US Bank, N.A. dated April 18, 2005 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 19 via EDGAR on September 2, 2005, accession number 0001111830-05-000438)

        (h)(i) Mutual Fund Services Agreement between Registrant and Ultimus Fund Solutions, LLC dated April 18, 2005 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 19 via EDGAR on September 2, 2005, accession number 0001111830-05-000438)

               (ii) Shareholder  Service  Plan  adopted by  Registrant  (Exhibit filed herewith)

              (iii) Form of Shareholder Service Agreement (Exhibit  incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275125-04-000366)

               (iv) Contractual  Fee Waiver  Agreement  between  Registrant  and
                    Cutler Investment Counsel, LLC (Exhibit incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275235-04-000366)

          (i) Opinion of Counsel (Exhibit incorporated herein by reference to Post-Effective Amendment No. 18 filed via EDGAR on October 29, 2004, accession number 0001275235-04-000366).

          (j) Consent of Independent Registered Public Accounting Firm (Exhibit filed herewith)

          (k)  Not applicable

          (l)  Investment   Representation   letter  (Exhibit   incorporated  by
               reference to Post-Effective Amendment No. 4 filed via EDGAR on March 8, 1996, accession number 0000912057-96-004156)

          (m)  Not applicable

          (n)  Not applicable

          (o)  Not applicable

          (p)  (i)  Code of Ethics of Registrant (Exhibit filed herewith)

               (ii) Code of Ethics of Cutler  Investment  Counsel,  LLC (Exhibit
                    filed herewith)

              (iii) Code of Ethics of Ultimus  Fund  Distributors,  LLC (Exhibit
                    filed herewith)

Other Exhibits
--------------

          Powers of Attorney for Robert E. Clarke and Robert B. Watts, Jr. (Exhibits incorporated by reference as filed in Post-Effective Amendment No. 19 via EDGAR on September 2, 2005, accession number 0001111830-05-000438)


Item 24.  Persons Controlled by or Under Common Control with Registrant.
          -------------------------------------------------------------
          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------
          The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section
          10.02 of the Registrant's Trust Instrument.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          The description of Cutler  Investment  Counsel,  LLC under the caption
          "Management" in both the Prospectus and the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, is incorporated by reference herein.

          The  following  are the  members  and  officers  of Cutler  Investment
          Counsel, LLC, including their business connections that are of a substantial nature. The address of Cutler Investment Counsel, LLC is 3555 Lear Way, Medford, Oregon 97504 and, unless otherwise indicated below, that address is the principal business address of any company with which the members and officers are connected.

          Name                    Title                  Other Business Connections
          ----                    -----                  --------------------------
          Brooke Cutler Ashland   Member, Chief          General  Partner,  The First America
                                  Executive Officer      Asia Fund  I, L.P.; Member Portfolio
                                  and Investment         Manager and Chief Executive
                                  Committee Member       Officer of Cutler Venture Partners,
                                                         LLC (private equity  firm); Chief
                                                         Operating Officer, Chief Executive
                                                         Officer and Portfolio Manager of
                                                         Cutler Asia, LLC (private equity
                                                         firm); Chief Executive Officer of
                                                         Trustee Investment Services, Inc.
                                                         (sponsors educational conferences);
                                                         President of Big Bear Timber, LLC
                                                         (farming); Chief Executive Officer
                                                         of Centricity LLC (investment
                                                         manager).

          Carol S. Fischer        Member and Chief       Secretary of PS.& S., Inc. (a sales
                                  Operating Officer      company) since 1990.


          Erich M. Patten         Member, Secretary,     Member of Cutler Venture Partners,
                                  Investment             LLC (a private equity firm).
                                  Committee Member
                                  and Portfolio
                                  Manager

          Matthew C. Patten       Member, President,     Member, Portfolio Manager and
                                  Investment Committee   President of Cutler Venture Partners,
                                  Member and Portfolio   LLC (private equity firm).
                                  Manager

          Chris J. Uhas           Member, Sr. Vice-      Member of Cutler Venture Partners,
                                  President, Investment  LLC (private equity firm).
                                  Committee Member


Item 27.  Principal Underwriters
          ----------------------

          (a) Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, also acts as the principal underwriter for the following registered investment companies:

               Williamsburg Investment Trust           The GKM Funds
               The Shepherd Street Funds, Inc.         The Berwyn Funds
               Hussman Investment Trust                Oak Value Trust
               Veracity Funds                          TFS Capital Investment Trust
               The Destination Funds                   Schwartz Investment Trust
               Profit Funds Investment Trust           Black Pearl Funds
               Surgeons Diversified Investment Fund

          (b) The following list sets forth the directors and executive officers of the Distributor. The address of the persons named below is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

                                      Position with        Position with
                 Name                 Distributor          Registrant
                 ---------------      ---------------      ---------------
                 Robert G. Dorsey     President/Managing   Vice President
                                      Director

                 John F. Splain       Secretary/Managing   Secretary
                                      Director

                 Mark J. Seger        Treasurer/Managing   Assistant Treasurer
                                      Director

                 Theresa M. Bridge    Vice President       Assistant Treasurer

                 Wade R. Bridge       Vice President       None

                 Tina H. Bloom        Vice President       None

                 Steven F. Nienhaus   Vice President       None

                 Craig J. Hunt        Vice President       Assistant Vice President

          (c)  Inapplicable


Item 28.  Location of Accounts and Records
          --------------------------------
          Accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder, are maintained at the offices of Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Accounts and records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian. Accounts and records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Cutler Investment Counsel, LLC, the Registrant's investment adviser.

Item 29.  Management Services Not Discussed in Parts A or B
          -------------------------------------------------
          Not applicable

Item 30.  Undertakings
          ------------
          Not applicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle and State of Washington, on the 27th day of October, 2006.


                                   THE CUTLER TRUST

                                   By:   /s/ Erich M. Patten
                                         -----------------------------
                                         Erich M. Patten, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                           Title                                 Date
         ---------                           -----                                 ----
/s/  Erich M. Patten                        President                          October 27, 2006
-------------------------------             (Chief Executive Officer)
Erich M. Patten

/s/  Matthew C. Patten                      Treasurer (Chief Financial         October 27, 2006
-------------------------------             Officer) and Trustee
Matthew C. Patten


-------------------------------             Trustee                            /s/ John F. Splain
Robert E. Clarke*                                                              ------------------
                                                                               John F. Splain
-------------------------------             Trustee                            Attorney-in-fact*
Robert B. Watts, Jr.*                                                          October 27, 2006

                                INDEX TO EXHIBITS

EXHIBIT NO.       DESCRIPTION

    23(h)         Shareholder Service Plan
    23(j)         Consent of Independent Registered Public Accounting Firm
    23(p)(i)      Code of Ethics of Registrant
    23(p)(ii)     Code of Ethics of Cutler Investment Counsel, LLC
    23(p)(iii)    Code of Ethics of Ultimus Fund Distributors, LLC